Derivative and Hedging Instruments - Summary of Effects of Derivatives in Cash Flow Hedging Relationships (Detail) - Cash flow hedges [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	$ 74	$ (79)
Gains (losses) reclassified from AOCI into investment income	(14)	28
Foreign currency swaps [Member] | Fixed rate assets [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	(1)	1
Gains (losses) reclassified from AOCI into investment income	(1)
Foreign currency swaps [Member] | Floating rate liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	89	(64)
Gains (losses) reclassified from AOCI into investment income	3	14
Foreign currency swaps [Member] | Fixed rate liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	(19)	(14)
Gains (losses) reclassified from AOCI into investment income	(21)	(2)
Equity contracts [Member] | Stock-based compensation [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	5	(2)
Gains (losses) reclassified from AOCI into investment income	$ 5	$ 16